Performance Management - TANAKA Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	THE FUND'S PAST PERFORMANCE
Performance Narrative [Text Block]

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.tanaka.com and by calling toll-free 877-4 TANAKA.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	YEAR-BY-YEAR ANNUAL RETURNS (FOR CALENDER YEARS ENDING ON DEC. 31)
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	During the periods shown, the highest return for a quarter was 40.53% (1st quarter, 2021) and the lowest return was -24.71% (2nd quarter, 2022).
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	40.53%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(24.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING ON DEC. 31 2025)
Performance [Table]
Average Annual Total Returns for the Fund's Class R Shares (for periods ending on December 31, 2025)	One Year	Five Years	Ten Years
Return Before Taxes	39.29%	19.35%	12.78%
After-Tax Return on Distributions	34.90%	17.83%	12.06%
Return After-Tax Return on Distributions and Sale of Fund Shares	25.37%	15.47%	10.57%
Wilshire 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	14.99%	17.04%

Performance Table Footnotes

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	The above performance includes the effect of one-time class action litigation settlements accruing to the Fund in 2012. If those settlements were not included, performance would have been lower.
Performance Availability Website Address [Text]	www.tanaka.com
Performance Availability Phone [Text]	877-4 TANAKA